Related-Party Balances and Transactions (Details 2) (Parenthetical) (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Balances and transactions with related parties
Payroll taxes	R$ 56,353	R$ 61,713